CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance as at Dec. 31, 2016	$ 90,880			$ 374,975	$ (20)	$ (284,075)
Balance as at Dec. 31, 2016		1,533
Net income / (loss)	3,819					3,819
Issuance of Series B preferred stock, net of expenses (Note 8), value	31,989			31,989
Issuance of Series B preferred stock, net of expenses (Note 8), shares			32,500
Conversion of Series B preferred stock to common stock (Note 8), shares		4,049,733
Conversion of Series B preferred stock to common stock (Note 8), shares			(32,211)
Conversion of Series B preferred stock to common stock (Note 8), value		$ 40		(40)
Issuance of Series C preferred stock (Notes 3 and 8), value	3,000			3,000
Issuance of Series C preferred stock (Notes 3 and 8), shares			100
Issuance of restricted stock and compensation cost on restricted stock (Note 8), value	1,058			1,058
Actuarial gain	26				26
Balance as at Dec. 31, 2017	130,772	$ 40		410,982	6	(280,256)
Balance as at Dec. 31, 2017		4,051,266	389
Net income / (loss)	(52,895)					(52,895)
Issuance of Series B preferred stock, net of expenses (Note 8), value	17,413			17,413
Issuance of Series B preferred stock, net of expenses (Note 8), shares			17,490
Conversion of Series B preferred stock to common stock (Note 8), shares		10,250,265
Conversion of Series B preferred stock to common stock (Note 8), shares			(17,529)
Conversion of Series B preferred stock to common stock (Note 8), value		$ 102		(102)
Issuance of restricted stock and compensation cost on restricted stock (Note 8), value	235	$ 1		234
Issuance of restricted stock and compensation cost on restricted stock (Note 8), shares		161,700
Actuarial gain	51				51
Balance as at Dec. 31, 2018	95,576	$ 143		428,527	57	(333,151)
Balance as at Dec. 31, 2018		14,463,231	350
Net income / (loss)	(32,057)					(32,057)
Issuance of Series B preferred stock, net of expenses (Note 8), value	6,452			6,452
Issuance of Series B preferred stock, net of expenses (Note 8), shares			6,470
Conversion of Series B preferred stock to common stock (Note 8), shares		7,100,510
Conversion of Series B preferred stock to common stock (Note 8), shares			(5,220)
Conversion of Series B preferred stock to common stock (Note 8), value		$ 71		(71)
Issuance of restricted stock and compensation cost on restricted stock (Note 8), value	3,255	$ 58		3,197
Issuance of restricted stock and compensation cost on restricted stock (Note 8), shares		5,747,786
Issuance of common stock in exchange for entities acquisition (Note 3), value	21,000	$ 217		20,783
Issuance of common stock in exchange for entities acquisition (Note 3), shares		21,709,474
Actuarial gain	12				12
Balance as at Dec. 31, 2019	$ 94,238	$ 489		$ 458,888	$ 69	$ (365,208)
Balance as at Dec. 31, 2019		49,021,001	1,600